Note 44 - Administration Costs - Personnel Expenses Breakdown (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Employee Benefits Expense
Wages And Salaries	€ 3,610,000,000	€ 4,103,000,000	€ 4,031,000,000
Social Security Contributions	671,000,000	725,000,000	670,000,000
Employer contributions	72,000,000	95,000,000	72,000,000
Defined benefit plans	49,000,000	49,000,000	58,000,000
Other Employee Expense	293,000,000	379,000,000	373,000,000
Total Employee Benefits Expense	€ 4,695,000,000	€ 5,351,000,000	€ 5,205,000,000